Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

ATLAS SP Securities (the “Structuring Agent”)

Atlas SP Partners, L.P.

(together, the “Specified Parties”)

Re: Sunrun Bacchus Issuer 2025-1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Bacchus 2025-1 Data Tape (2024.12.20)_vS.xlsx” provided by the Company on December 20, 2024, containing information on 39,458 solar assets (the “Solar Assets”) as of October 31, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Bacchus Issuer 2025-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents: the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, roof diagnostics solar site map, change order documentation, performance guarantee and limited warranty agreement, and/or lease agreement disclosure thereto provided by the Company for each Selected Asset (defined below). The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “Sample Selection File” means an electronic data file entitled “2025-1 Bacchus Strats (2024.11.14)_vS.xlsx” provided by the Company on November 14, 2024, containing information on 39,462 Solar Assets as of October 31, 2024.

•

The term “Initial Data File” means an electronic data file entitled “Bacchus 2025-1 Data Tape (2024.11.25)_vS.xlsx” provided by the Company on November 25, 2024, containing information on 39,462 Solar Assets as of October 31, 2024.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO Screenshots” means extracts from the Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid provided by the Company on December 17, 2024.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•

The term “FICO & ACH Support” means an electronic data file entitled “FICO and Billing Method Data (2024.12.13)_vS.xlsx” provided by the Company on December 13, 2024, containing credit report scores and billing type information associated with each Selected Asset.

•

The term “Additional ACH Support” means electronic mail correspondence provided by the Company on December 19, 2024, containing billing type information associated with Selected Assets #17, 29, 41, 71, 136, 159, 230, and 261.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on November 22, 2024, or December 10, 2024.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on December 4, 2024, containing information on the abbreviations used for Panel Manufacturer, Utility Company, Inverter Manufacturer and Battery Manufacturer.

•	The term “Source Documents” means the Solar Asset Contracts, Sample Selection File, PTO Support, FICO & ACH Support, Additional ACH Support, PBI Support and Company Mapping Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Sample Selection File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Sample Selection File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Initial Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

2

Attribute	Provided Information
Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts, Company Mapping Support

Utility Company	Solar Asset Contracts, Company Mapping Support

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Company Mapping Support

Battery Manufacturer	Solar Asset Contracts, Company Mapping Support, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support, Additional ACH Support

Current FICO	FICO & ACH Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

3

We found such information to be in agreement except as listed in Exhibit C.

C.

As a result of the findings identified and reported in the performance of Procedure B, the Initial Data File was revised by the Company. The Data File represents the revised information reflecting resolution of differences reported as determined appropriate by the Company. We reperformed Procedure B for the Selected Assets in the Data File.

We found such information to be in agreement except as listed in Exhibit D.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Initial Data File, Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 15, 2025

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

2.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

3.	Annual Escalator (%)	For Selected Assets for which the annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Initial Data File/Data File value is 0.

4.	Performance Guarantee %	For Selected Assets with a Balanced or Generation (PPA Type) of “Generation” and Upfront Payment of $0 or for which the performance guarantee percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Initial Data File/Data File value is 0.

5.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

6.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries in the Date File is 0.

7.	Cumulative Guaranteed Production kWh (Year 20)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 25.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

8.	Cumulative Guaranteed Production kWh (Year 25)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 20.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

9.	Current FICO	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid.”

10.	PBI Rate ($/kWh)

For Selected Assets with a State of “NJ” in the Initial Data File/Data File for which PBI exists, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/programs/susi-program/adi-program

Round PBI Support value to 3 decimal places.

Do not perform this procedure for Selected Assets with a PBI Rate of $0.

A-1

Exhibit A

Instructions

11.	PBI Term (Years)

For Selected Assets with a State of “NJ” in the Initial Data File/Data File for which PBI exists, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Term.

https://www.nj.gov/bpu/bpu/newsroom/2021/approved/20210728.html

Do not perform this procedure for Selected Assets with a PBI Rate of $0.

12.	Actual & Estimated PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Initial Data File/Data File value.

13.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Initial Data File/Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Initial Data File/Data File value is “Balanced.”

14.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and December 31, 2024.

Consider the attribute to be in agreement if it is within 1 month of the Initial Data File/Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	3002346***	41	3001792***	81²	3001719***
2	52***	42	3002302***	82²	3002041***
3	3002372***	43	3001603***	83²	3001853***
4	1294991***	44	3001651***	84¹	2099047***
5	3001758***	45	67***	85²	3001754***
6	3001893***	46	3001888***	86²	3001881***
7	3001834***	47¹	1445321***	87	1517818***
8	3002115***	48	3001026***	88	3001655***
9	3002157***	49	3001816***	89²	3001701***
10	3002250***	50	3001799***	90²	3001825***
11	3002156***	51	3001774***	91²	3001492***
12	3002175***	52	3001781***	92²	3002065***
13	1583011***	53	3002121***	93²	3001862***
14	3000203***	54	3001814***	94²	3001930***
15	67***	55²	3002081***	95²	3001890***
16	3002115***	56	3001448***	96²	3002198***
17	3001938***	57	3002093***	97²	3002111***
18	3001688***	58	3002312***	98	48***
19	3001612***	59	3002360***	99¹	2048759***
20	3001643***	60	3002339***	100¹	52***
21	3001623***	61	3002341***	101²	3001957***
22	3001782***	62	3002080***	102²	3002425***
23	3001473***	63	3001849***	103²	3001626***
24	1659866***	64	3001854***	104²	3001850***
25	3001484***	65	3001873***	105	3001329***
26	56***	66	3001367***	106²	3001988***
27	3001117***	67	1161571***	107²	3001660***
28	3002066***	68¹	60***	108¹	1353950***
29	3001473***	69	60***	109²	3001469***
30	3001906***	70²	3002341***	110¹	59***
31	3001979***	71²	3001750***	111¹	62***
32	3002188***	72¹	66***	112²	3001569***
33	3002182***	73¹	50***	113²	3000377***
34	3002337***	74¹	67***	114²	3002028***
35	1346081***	75¹	1385881***	115²	3002489***
36	67***	76²	3002099***	116²	3001784***
37	3001220***	77¹	65***	117²	3001892***
38	3001130***	78¹	1031883***	118²	3002146***
39	3001946***	79²	3002359***	119²	3002239***
40²	3001824***	80²	3001973***	120²	3001943***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121²	3002367***	161²	3001540***	201²	3001960***
122²	3002097***	162¹	62***	202²	3002098***
123²	3002434***	163²	3002105***	203²	3002055***
124²	3002291***	164²	3001801***	204²	3001634***
125²	3001595***	165²	3001714***	205¹	1168350***
126²	3001454***	166²	3001451***	206²	3001734***
127	3000971***	167²	3002141***	207²	3002235***
128²	3001146***	168²	3001811***	208²	3001789***
129²	3002131***	169²	3002278***	209²	3002267***
130²	3001887***	170²	3002409***	210²	2102103***
131²	3001228***	171²	3001643***	211¹	56***
132²	1097267***	172¹	1873704***	212¹	65***
133²	3002125***	173²	3001625***	213²	3002376***
134²	3001640***	174²	3002149***	214²	3002059***
135²	3001968***	175	3001518***	215²	3002143***
136²	3001733***	176	3001267***	216²	3002252***
137¹	57***	177¹	1435452***	217²	3001141***
138²	3001537***	178²	3001995***	218²	3001956***
139	3001832***	179¹	64***	219²	3000826***
140²	3001294***	180	3001517***	220²	3001890***
141²	3000312***	181	1594154***	221²	3001906***
142²	3002115***	182²	3002038***	222²	3002398***
143²	3001810***	183²	3001678***	223²	3002387***
144¹	61***	184²	3002318***	224¹	60***
145²	3001693***	185²	3002365***	225²	3002246***
146²	3001677***	186²	3001779***	226²	3002391***
147²	3001869***	187²	3001890***	227²	3001734***
148	3001993***	188²	1388912***	228¹	1730408***
149²	3001153***	189¹	2004656***	229²	3001825***
150²	3000987***	190²	3001847***	230²	3001905***
151²	3001484***	191¹	62***	231²	3002156***
152²	3001421***	192²	3002087***	232²	3001677***
153²	3001615***	193²	3001917***	233²	3001816***
154²	3001896***	194²	3001580***	234²	3001910***
155²	3002025***	195²	3001349***	235²	3000810***
156¹	1232438***	196²	3002349***	236¹	67***
157²	3001781***	197²	3002441***	237¹	22***
158²	3001326***	198²	3001566***	238	66***
159²	3001838***	199	3001914***	239²	3002324***
160²	3001558***	200²	3001956***	240	1228115***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241¹	2009379***	271²	3002071***
242²	3001030***	272²	3002128***
243²	3002388***	273²	3001176***
244²	3002276***	274²	3001352***
245²	3001779***	275²	3001819***
246²	3002471***	276²	3002346***
247²	3000127***	277²	3001936***
248²	3001501***	278²	3001917***
249²	3001852***	279	1523759***
250²	3001513***	280²	3002368***
251²	3002207***	281²	3002213***
252²	3002105***	282²	3000984***
253²	3001725***	283²	3001882***
254²	3002113***	284²	3001781***
255²	3000214***	285¹	65***
256²	3002316***	286²	3001232***
257²	3001575***	287²	3001996***
258²	3002397***	288²	3001613***
259²	3002381***	289²	3001816***
260²	3001991***	290²	3001421***
261²	3001621***	291²	3001879***
262¹	1767658***	292²	3001923***
263²	3001745***	293	3001899***
264²	3001804***	294²	3001686***
265²	3001849***	295²	3002089***
266²	3001863***	296²	3001932***
267²	3001787***	297²	3001892***
268¹	63***	298²	3002180***
269²	3001505***	299²	3001569***
270²	3001426***	300	1634432***

[1]	Selected Asset with Cumulative Guaranteed Production kWh (Year 20) impacted by a mathematical calculation error communicated during the course of our procedures.
[2]	Selected Asset with Cumulative Guaranteed Production kWh (Year 25) impacted by a mathematical calculation error communicated during the course of our procedures.

Exhibit C

Exceptions – Initial Data File

Selected Asset Number	Contract ID	Attribute	Per Initial Data File	Per Provided Information
Various		Cumulative Guaranteed Production kWh (Year 20)
See Exhibit B Footnote 1 for the impacted Selected Assets	Various	A total of 34 variances related to Cumulative Guaranteed Production kWh (Year 20) were identified in the Initial Data File. The Company informed us that these variances were due to a mathematical calculation error.
Various		Cumulative Guaranteed Production kWh (Year 25)
See Exhibit B Footnote 2 for the impacted Selected Assets	Various	A total of 184 variances related to Cumulative Guaranteed Production kWh (Year 25) were identified in the Initial Data File. The Company informed us that these variances were due to a mathematical calculation error.
13	1583011***	Estimated Solar Generation Year 1 (kWh)	6,438	6,263
47	1445321***	Estimated Solar Generation Year 1 (kWh)	6,785	7,296
69	60***	Estimated Solar Generation Year 1 (kWh)	7,835	7,605
72	66***	Estimated Solar Generation Year 1 (kWh)	14,224	16,667
74	67***	Estimated Solar Generation Year 1 (kWh)	5,365	5,338
99	2048759***	Estimated Solar Generation Year 1 (kWh)	8,916	8,864
144	61***	System Size (kW)	6.75	7.00
212	65***	Estimated Solar Generation Year 1 (kWh)	8,470	8,325
225	3002246***	PBI Rate ($/kWh)	$0.032	$0.000
236	67***	Estimated Solar Generation Year 1 (kWh)	10,110	9,949

C-1

Exhibit D

Exceptions – Data File

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
13	1583011***	Estimated Solar Generation Year 1 (kWh)	6,438	6,263
40	3001824***	Cumulative Guaranteed Production kWh (Year 25)	$310,416	$330,662
47	1445321***	Cumulative Guaranteed Production kWh (Year 20)	$122,971	$132,233
47	1445321***	Estimated Solar Generation Year 1 (kWh)	6,785	7,296
55	3002081***	Cumulative Guaranteed Production kWh (Year 25)	$192,308	$201,488
69	60***	Estimated Solar Generation Year 1 (kWh)	7,835	7,605
72	66***	Estimated Solar Generation Year 1 (kWh)	14,224	16,667
74	67***	Estimated Solar Generation Year 1 (kWh)	5,365	5,338
97	3002111***	Cumulative Guaranteed Production kWh (Year 25)	$83,339	$122,114
99	2048759***	Estimated Solar Generation Year 1 (kWh)	8,916	8,864
118	3002146***	Cumulative Guaranteed Production kWh (Year 25)	$91,034	$97,225
124	3002291***	Cumulative Guaranteed Production kWh (Year 25)	$232,483	$248,044
144	61***	Cumulative Guaranteed Production kWh (Year 20)	$204,729	$209,079
144	61***	System Size (kW)	6.75	7.00
155	3002025***	Cumulative Guaranteed Production kWh (Year 25)	$90,865	$108,164
167	3002141***	Cumulative Guaranteed Production kWh (Year 25)	$257,951	$274,830
168	3001811***	Cumulative Guaranteed Production kWh (Year 25)	$265,539	$294,672
173	3001625***	Cumulative Guaranteed Production kWh (Year 25)	$123,059	$127,564
194	3001580***	Cumulative Guaranteed Production kWh (Year 25)	$267,261	$279,655
212	65***	Estimated Solar Generation Year 1 (kWh)	8,470	8,325
221	3001906***	Cumulative Guaranteed Production kWh (Year 25)	$78,441	$94,363
225	3002246***	PBI Rate ($/kWh)	$0.032	$0.000
236	67***	Estimated Solar Generation Year 1 (kWh)	10,110	9,949
260	3001991***	Cumulative Guaranteed Production kWh (Year 25)	$108,715	$114,228

D-1